UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	5/31/2018

Item 1. Schedule of Investments

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 3.8%
Boeing Co. (The)	28,205	$ 9,932,673
United Technologies Corp.	71,488	8,923,132
		18,855,805
Air Freight & Logistics 1.4%
FedEx Corp.	27,691	6,898,382
Banks 17.2%
Bank of America Corp.	538,466	15,637,053
BB&T Corp.	206,530	10,842,825
Citigroup, Inc.	155,722	10,385,100
JPMorgan Chase & Co.	231,601	24,783,623
PNC Financial Services Group, Inc. (The)	92,820	13,311,316
SunTrust Banks, Inc.	56,207	3,794,535
Wells Fargo & Co.	135,167	7,297,666
		86,052,118
Building Products 0.9%
Johnson Controls International PLC	137,819	4,625,206
Capital Markets 1.5%
Goldman Sachs Group, Inc. (The)	32,393	7,316,931
Chemicals 2.9%
DowDuPont, Inc.	121,587	7,794,943
FMC Corp.	79,226	6,899,792
		14,694,735
Communications Equipment 1.9%
Cisco Systems, Inc.	226,653	9,680,350
Consumer Finance 3.5%
Capital One Financial Corp.	108,488	10,197,872
SLM Corp.*	662,372	7,570,912
		17,768,784
Containers & Packaging 1.2%
Sealed Air Corp.	136,317	5,937,968

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 3.7%
American Electric Power Co., Inc.	127,724	$ 8,678,846
Exelon Corp.	242,081	10,019,732
		18,698,578
Electrical Equipment 2.2%
Eaton Corp. PLC	77,856	5,962,212
Emerson Electric Co.	72,646	5,146,243
		11,108,455
Electronic Equipment, Instruments & Components 1.2%
Flex Ltd.*	422,722	5,871,609
Energy Equipment & Services 1.8%
Halliburton Co.	178,873	8,897,143
Equity Real Estate Investment Trusts (REITs) 1.4%
American Campus Communities, Inc.	9,983	400,318
American Tower Corp.	47,265	6,540,058
		6,940,376
Food & Staples Retailing 1.8%
Walmart, Inc.	110,099	9,087,571
Food Products 3.0%
Conagra Brands, Inc.	209,355	7,758,696
Mondelez International, Inc. (Class A Stock)	182,678	7,173,765
		14,932,461
Health Care Equipment & Supplies 1.5%
Zimmer Biomet Holdings, Inc.	65,945	7,353,527
Health Care Providers & Services 2.4%
Cigna Corp.	20,886	3,537,462
Laboratory Corp. of America Holdings*	47,607	8,597,348
		12,134,810
Hotels, Restaurants & Leisure 3.6%
Carnival Corp.	97,765	6,088,804

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hyatt Hotels Corp. (Class A Stock)	69,623	$ 5,690,288
McDonald’s Corp.	38,073	6,092,061
		17,871,153
Household Products 1.5%
Procter & Gamble Co. (The)	99,443	7,276,244
Insurance 4.2%
Brighthouse Financial, Inc.*	73,400	3,457,874
Chubb Ltd.	73,044	9,546,121
MetLife, Inc.	170,875	7,858,541
		20,862,536
Internet Software & Services 2.2%
Alphabet, Inc. (Class A Stock)*	5,759	6,334,900
eBay, Inc.*	128,017	4,828,801
		11,163,701
IT Services 1.2%
DXC Technology Co.	66,463	6,121,907
Media 3.6%
Comcast Corp. (Class A Stock)	167,904	5,235,247
Liberty Global PLC (United Kingdom) (Class C Stock)*	211,873	5,864,644
Twenty-First Century Fox, Inc. (Class A Stock)	178,613	6,885,531
		17,985,422
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	97,499	6,805,430
Chevron Corp.	106,016	13,177,789
Noble Energy, Inc.	139,424	4,977,437
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	175,303	12,197,583
Suncor Energy, Inc. (Canada)	213,022	8,474,015
		45,632,254
Pharmaceuticals 7.4%
Allergan PLC	29,790	4,492,332
AstraZeneca PLC (United Kingdom), ADR	139,251	5,156,464
Bristol-Myers Squibb Co.	70,544	3,712,025
Eli Lilly & Co.	100,539	8,549,837

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	93,664	$ 5,575,818
Pfizer, Inc.	268,489	9,646,810
		37,133,286
Road & Rail 1.7%
Union Pacific Corp.	59,980	8,562,745
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	24,169	6,092,280
Texas Instruments, Inc.	64,008	7,163,135
		13,255,415
Software 3.0%
Microsoft Corp.	71,876	7,104,224
PTC, Inc.*	92,353	7,964,523
		15,068,747
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	35,592	6,651,077
Textiles, Apparel & Luxury Goods 1.4%
Tapestry, Inc.	160,614	7,022,044
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (United Kingdom), ADR	283,171	7,342,624

Total Long-Term Investments (cost $328,841,185)		488,803,964
Short-Term Investments 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,725,157	9,725,157

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund(w)	21	$ 21

Total Short-Term Investments (cost $9,725,178)		9,725,178

TOTAL INVESTMENTS 99.5% (cost $338,566,363)		498,529,142
Other assets in excess of liabilities 0.5%		2,461,238

Net Assets 100.0%		$500,990,380

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR — American Depositary Receipt
REITs — Real Estate Investment Trusts

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 18,855,805	$—	$—
Air Freight & Logistics	6,898,382	—	—
Banks	86,052,118	—	—
Building Products	4,625,206	—	—
Capital Markets	7,316,931	—	—
Chemicals	14,694,735	—	—
Communications Equipment	9,680,350	—	—
Consumer Finance	17,768,784	—	—
Containers & Packaging	5,937,968	—	—
Electric Utilities	18,698,578	—	—
Electrical Equipment	11,108,455	—	—
Electronic Equipment, Instruments & Components	5,871,609	—	—
Energy Equipment & Services	8,897,143	—	—
Equity Real Estate Investment Trusts (REITs)	6,940,376	—	—

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food & Staples Retailing	$ 9,087,571	$—	$—
Food Products	14,932,461	—	—
Health Care Equipment & Supplies	7,353,527	—	—
Health Care Providers & Services	12,134,810	—	—
Hotels, Restaurants & Leisure	17,871,153	—	—
Household Products	7,276,244	—	—
Insurance	20,862,536	—	—
Internet Software & Services	11,163,701	—	—
IT Services	6,121,907	—	—
Media	17,985,422	—	—
Oil, Gas & Consumable Fuels	45,632,254	—	—
Pharmaceuticals	37,133,286	—	—
Road & Rail	8,562,745	—	—
Semiconductors & Semiconductor Equipment	13,255,415	—	—
Software	15,068,747	—	—
Technology Hardware, Storage & Peripherals	6,651,077	—	—
Textiles, Apparel & Luxury Goods	7,022,044	—	—
Wireless Telecommunication Services	7,342,624	—	—
Affiliated Mutual Funds	9,725,178	—	—
Total	$498,529,142	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, A valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date     July 20, 2018

*	Print the name and title of each signing officer under his or her signature.